Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Revenues by Products and Services

The information of revenues by products and services is shown below:

		Year ended December 31,
Products		2025	2024			2023
Branded	Ps.	28,038,904	Ps.	23,264,743	Ps.	20,900,242
Private label		45,447,632		30,737,804		20,466,545
Spot		4,475,737		3,255,961		2,557,310
Other		81,834		74,819		63,706
Total	Ps.	78,044,107	Ps.	57,333,327	Ps.	43,987,803